S000094553 [Member] Investment Objectives and Goals - Franklin New York Municipal Income ETF	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund summary
Objective [Heading]	Goal
Objective, Primary [Text Block]
The fund seeks as high a level of current income exempt from federal income tax and New York State and City personal income tax as the Investment Manager (as defined below) believes is consistent with preservation of capital.